Income Taxes - Additional Information (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Operating Loss Carryforwards [Line Items]
Statutory tax rate					21.00%	21.00%
Net operating losses deduction in valuation allowance					$ 300,000
NOLs generated before 2020, carryforward term					10 years
NOLs generated after 2020, carryforward term					15 years
Deferred tax asset and valuation allowance					$ 16,030,000	$ 28,867,000
Net decrease of valuation allowance					12,800,000
Income tax benefit (expense)	$ 0	$ 0	$ 0	$ 0	0	$ (74,000)
U.S
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards					$ 10,700,000
Open tax year					2020 2021 2022 2023
State
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards					$ 10,500,000
Operating loss carryforwards expiration year					2042
Open tax year					2020 2021 2022 2023
Korean
Operating Loss Carryforwards [Line Items]
Tax benefits of corporate tax rate					9.00%
Operating loss carryforwards expiration year					2025
Net decrease of valuation allowance					$ 16,400,000
Open tax year					2018 2019 2020 2021 2022 2023